Write-Downs of Long-Lived Assets (Tables)	9 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale
As of March 31, 2020 and December 31, 2020, the long-lived assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2020	As of December 31, 2020
Investment in operating leases	¥5,208	¥7,254
Property under facility operations	436	0

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
For the nine months ended December 31, 2019 and 2020, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥554 million and ¥591 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Nine months ended December 31, 2019		Nine months ended December 31, 2020
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥529	2	¥0	0
Condominiums	0	0	64	2
Land undeveloped or under construction	0	0	17	1
Others*	25	—	510	—

Total	¥554	—	¥591	—

*	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the nine months ended
December 31, 2020, include a write-down of ¥433 million of two hotels.
For the three months ended December 31, 2019 and 2020, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥518 million and ¥8 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Three months ended December 31, 2019		Three months ended December 31, 2020
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥509	1	¥0	0
Others*	9	—	8	—

Total	¥518	—	¥8	—

*	For “Others,” the number of properties is omitted.